Organization and Principal Activities	12 Months Ended
Feb. 28, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Four Seasons Education (Cayman) Inc. (the "Company") was incorporated in the Cayman Islands on June 9, 2014. The Company, its subsidiaries, its consolidated Variable Interest Entities ("VIEs") and VIEs’ subsidiaries (collectively referred to as the "Group") are principally engaged in provision of after-school education services for kindergarten, elementary and middle school students in the People’s Republic of China (the "PRC"). The Group began the operations through Shanghai Four Seasons Education Investment Management Co., Ltd. (“Four Seasons Investment”), which was founded in 2007 in the PRC by Mr. Tian, who has held more than 50% controlling interests since then.

The Company was incorporated by the same shareholders of Four Seasons Investment with identical shareholdings. On December 29, 2014, the Company established a wholly-owned foreign invested subsidiary, Shanghai Fuxi Enterprise Management Consulting Co., Ltd. ("Shanghai Fuxi", or “WFOE”) in the PRC. PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. As a Cayman Islands company, the Company is deemed a foreign legal person under the PRC laws but not an educational institution and does not provide education services. To comply with the PRC laws and regulations, the Group provides substantially all of its education business in the PRC through Shanghai Four Seasons Education Investment Management Co., Ltd., Shanghai Four Seasons Education and Training Co., Ltd. (the VIEs) and their subsidiaries. Our education services are delivered through learning centers, which are physical establishments of education facilities at a specific geographic location, and are directly held and operated by VIEs and VIE’s subsidiaries. Shanghai Fuxi entered into a series of contractual arrangements (see Note 2(b)) with its VIEs and their respective shareholders through which the Company became the primary beneficiary of VIEs. The Company has accounted for these transactions as a reorganization of entities under common control. In conjunction with the reorganization, the Company issued Series A convertible redeemable preferred shares to unrelated third party investors. Accordingly, the accompanying consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to the VIEs and their subsidiaries for all periods presented. The share and per share data relating to the ordinary shares issued by the Company during the reorganization are presented as if the reorganization transactions occurred at the beginning of the first period presented.

In November 2017, the Group completed its initial public offering ("IPO") and issued 10,100,000 American depositary shares representing 5,050,000 of the Company's ordinary shares. Net proceeds from the IPO after deducting underwriting discount and offering costs were RMB 572,603 (US$90,487).

As of February 28, 2019, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as at February 28, 2019	Principal activities
Subsidiaries:
Four Seasons Education (Hong Kong) Limited ("Four Seasons Hong Kong")	June 24, 2014	Hong Kong	100%	Investment holding
Shanghai Fuxi Information Technology Service Co., Ltd. ("Shanghai Fuxi") (1)	December 29, 2014	Shanghai	100%	Education and management consulting service
Variable interest entities:
Shanghai Four Seasons Education Investment Management Co., Ltd. ("Four Seasons Investment")	March 13, 2007	Shanghai	100%	After-school tutoring
Shanghai Four Seasons Education and Training Co., Ltd. ("Shanghai Four Seasons")	March 12, 2014	Shanghai	100%	After-school tutoring
VIEs' subsidiaries:
Shanghai Tongfang Technology Further Education School ("Tongfang School")	May 16, 2013	Shanghai	100%	After-school tutoring
Taicang Four Seasons Education and Training Center ("Taicang School") (2)	August 1, 2015	Jiangsu	100%	Language education
Jiangxi Four Seasons Investment Management Co., Ltd. ("Jiangxi Investment")	September 16, 2015	Jiangxi	70%	After-school tutoring
Anhui Four Seasons Education Consulting Co., Ltd. ("Anhui Consulting")	August 1, 2016	Anhui	51%	After-school tutoring
Four Seasons Class Training Co., Ltd. ("Four Seasons Class")	September 1, 2016	Shanghai	100%	After-school tutoring
Taicang Four Seasons Education Technology Co., Ltd. ("Taicang Four Seasons")	November 4, 2016	Jiangsu	100%	After-school tutoring
Shanghai Shane Education Consulting Co., Ltd. ("Shane Education")	January 1, 2017	Shanghai	70%	Language education
Shanghai Shane English Training School ("Shane School")	January 1, 2017	Shanghai	70%	Language education
Shanghai Saxon English School ("Saxon School")	January 1, 2017	Shanghai	70%	Language education
Suzhou Four Seasons Education Technology Co., Ltd. ("Suzhou Four Seasons")	January 20, 2017	Jiangsu	70%	After-school tutoring
Shanghai Four Seasons Only Education Technology Co., Ltd. ("Four Seasons Only")	January 20, 2017	Shanghai	55%	Language education
Shanghai Jing'an Modern Art Culture Education School ("Modern Art School")	January 25, 2017	Shanghai	100%	After-school tutoring
Nanchang Honggutan New Area Four Seasons Training School (“Honggutan Four Seasons”)	March 15, 2017	Jiangxi	51%	After-school tutoring
Changzhou Fuxi Education Technology Co., Ltd. ("Changzhou Fuxi")	April 14, 2017	Jiangsu	70%	After-school tutoring
Wuxi Fuxi Education Consulting Co., Ltd. (“Wuxi Fuxi”)	June 21, 2017	Jiangsu	67%	After-school tutoring
Fujian Four Seasons Education Consulting Co., Ltd. ("Fujian Four Seasons")	December 3, 2017	Fujian	51%	After-school tutoring
Shanghai Wupin Education Consulting Services Co., Ltd. ("Wupin")	March 1, 2018	Shanghai	90%	Education consulting service
Shanghai Jing'an Yuancheng Education and Training Center ("Yuancheng Center")	March 1, 2018	Shanghai	90%	Early childhood tutoring
Shanghai Yuancheng Education and Training Co., Ltd. ("Yuancheng")	March 1, 2018	Shanghai	90%	Early childhood tutoring
Shenzhen Four Seasons Education and Training Co., Ltd. ("Shenzhen Four Seasons")	March 16, 2018	Guangdong	79%	After-school tutoring

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as at February 28, 2019	Principal activities
VIEs' subsidiaries: - continued
Shanghai Juetai Technology Co., Ltd. ("Juetai")	April 24, 2018	Shanghai	100%	Management consulting service
Shanghai Four Seasons Education Research Institute ("Research Institute")	June 5, 2018	Shanghai	100%	Education research
Zhuji Four Seasons Training Center Co., Ltd. ("Zhuji Four Seasons")	June 12, 2018	Zhejiang	51%	After-school tutoring
Shanghai Jing'an Four Seasons Bridge Club ("Bridge Club")	June 21, 2018	Shanghai	100%	Bridge training
Siqiang (Shanghai) Consulting Management Co., Ltd. ("Siqiang")	July 27, 2018	Shanghai	90%	Management consulting service
Shenzhen Four Seasons Caina Education Technology Co., Ltd. ("Shenzhen Caina")	August 13, 2018	Guangdong	61%	After-school tutoring
Taijie Investment Management (Shanghai) Co., Ltd. ("Taijie")	August 28, 2018	Shanghai	70%	Education consulting service
Shanghai Fantasy Business Consulting Co., Ltd. ("Fantasy")	September 1, 2018	Shanghai	51%	Management consulting service
Shanghai Huangpu Fantasy Further Education School ("Fantasy School")	September 1, 2018	Shanghai	51%	Art education
Chongqing Jianzhi Education Information Consulting Co., Ltd. ("Chongqing Jianzhi")	September 1, 2018	Chongqing	51%	Education consulting service
Chongqing Jingzhan Math Training Center Co., Ltd. ("Chongqing School")	September 1, 2018	Chongqing	51%	After-school tutoring
Changzhou Tianning Four Seasons Training Center Co., Ltd. ("Changzhou Tianning")	September 29, 2018	Jiangsu	70%	After-school tutoring

(1)

Previously known as "Shanghai Fuxi Enterprise Management Consulting Co., Ltd." and the legal name of the subsidiary was changed to Shanghai Fuxi Information Technology Service Co., Ltd, effective from November 28, 2018.

(2)

Previously known as "Taicang Yinglian Yunlin Foreign Language Training Center" and the legal name of the subsidiary was changed to Taicang Four Seasons Education and Training Center, effective from May 8, 2018.